Summary Future Minimum Lease Payments (Detail) $ in Millions	Dec. 31, 2014 USD ($)
Contingencies And Commitments [Line Items]
2015	$ 43
2016	38
2017	34
2018	26
2019	19
Thereafter	58
Total obligations and commitments	218
2015	1
2016	7
2017	7
2018	7
2019	7
Thereafter	247
Total obligations and commitments	276
Interest on capital leases	94
Total lease obligations	$ 370